INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Royalties			$ 909,067	$ 1,129,024
Revenues from contracts with customers	$ 94,548,714	$ 92,313,776	221,391,962	158,667,650
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 220,482,895	$ 157,538,626